Other Current Liabilities (Details) - Schedule of Other current liabilities - Xos, Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Current Liabilities (Details) - Schedule of Other current liabilities [Line Items]
Customer deposits	$ 1,464	$ 1,837
Accrued expenses	1,461	468
Accrued interest		2,453	$ 897	$ 341
Others	326	384
Total other current liabilities	$ 3,251	$ 5,142	$ 3,451	$ 563